Provisions - Rollforward of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 1,741	$ 1,958
Provisions, ending balance	1,724	1,741
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	1,214	1,446
Additions	625	698
Amounts utilised	(574)	(656)
Unused amounts reversed	(243)	(315)
Exchange and other movements	14	41
Provisions, ending balance	1,036	1,214
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	284	445
Additions	181	255
Amounts utilised	(193)	(288)
Unused amounts reversed	(63)	(149)
Exchange and other movements	(10)	21
Provisions, ending balance	199	284
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	380	409
Additions	205	236
Amounts utilised	(228)	(231)
Unused amounts reversed	(63)	(30)
Exchange and other movements	1	(4)
Provisions, ending balance	295	380
Customer remediation
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	130	195
Additions	36	37
Amounts utilised	(48)	(69)
Unused amounts reversed	(35)	(41)
Exchange and other movements	2	8
Provisions, ending balance	85	130
Other provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	420	397
Additions	203	170
Amounts utilised	(105)	(68)
Unused amounts reversed	(82)	(95)
Exchange and other movements	21	16
Provisions, ending balance	457	420
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	527	512
Net change in expected credit loss provision and other movements	161	15
Provisions, ending balance	$ 688	$ 527